Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,259	$ 11,045	$ 10,740	$ 11,000	$ 11,495	$ 10,974	$ 10,643	$ 10,188	$ 9,934	$ 9,921	$ 9,575
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,132	10,992	10,748	11,072	11,618	11,160	10,881	10,465	10,261	10,307	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,197,538	1,172,264	1,137,408	1,162,656	1,211,818	1,155,784	1,117,950	1,068,243	1,040,155	1,037,625	1,000,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,193	11,823	11,793	12,344	11,700	11,266	10,691	10,414	10,398	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,193	11,823	11,793	12,344	11,700	11,266	10,691	10,414	10,398	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,234,135	1,219,266	1,182,301	1,179,256	1,234,427	1,169,979	1,126,616	1,069,053	1,041,365	1,039,761	1,000,000
Bloomberg Pennsylvania Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Account Value	$ 12,634	12,456	12,032	12,055	12,605	11,935	11,408	10,763	10,449	10,429	10,000
Bloomberg Pennsylvania Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Account Value	$ 12,634	12,456	12,032	12,055	12,605	11,935	11,408	10,763	10,449	10,429	10,000
Bloomberg Pennsylvania Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Account Value	$ 1,263,368	$ 1,245,628	$ 1,203,218	$ 1,205,514	$ 1,260,497	$ 1,193,478	$ 1,140,768	$ 1,076,255	$ 1,044,872	$ 1,042,906	$ 1,000,000